IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                     7 Bulfinch Place, Suite 500
                                                                   P.O. Box 9507
                                                           Boston, MA 02114-9507
                                                                  (617) 570-4600






Integrated ARROs Fund I (the "Fund")

February, 2003

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 2002. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund I
By: IR Pass-through Corp., Sponsor

                          Independent Auditors' Report
                          ----------------------------

To the Unit-holders, Board of Directors of the Sponsor, and Trustee of Integrated ARROs Fund I

We have audited the accompanying statements of financial condition of Integrated ARROs Fund I (the "Fund") as of December 31, 2002 and 2001, including the schedule of portfolio investments as of December 31, 2002, and the related statements of operations and changes in net assets for the years then ended and the schedule of selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 2002. These financial statements and the selected per unit operating performance, ratios and supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the selected per unit operating performance, ratios and supplemental data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected per unit operating performance, ratios and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund I as of December 31, 2002 and 2001, and the results of its operations and changes in its net assets for the years then ended and the selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As explained in Note 2, the financial statements include investments in payment obligations valued at $9,989,251 and $10,487,712 as of December 31, 2002 and 2001, respectively, whose values have been stated at the lower of fair market value, as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values, or Minimum Termination Amount. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of fair market value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.




                                                  /s/ Imowitz Koenig & Co., LLP


New York, New York
February 19, 2003

                             Integrated ARROs Fund I
                        Statements of Financial Condition


                                                               December 31,
                                                       -------------------------
Assets                                                      2002         2001
                                                       -----------   -----------
Cash and Cash Equivalents                              $   425,668   $   267,037

Investments in payment obligations, at lower
of fair market value or minimum termination
value (cost $2,634,352)                                  9,989,251    10,487,712
                                                       -----------   -----------
Total Assets                                            10,414,919    10,754,749

Liabilities

Distributions Payable                                      425,668       267,037
                                                       -----------   -----------
Net Assets                                             $ 9,989,251   $10,487,712
                                                       ===========   ===========
Net Asset Value per unit (2,771 units outstanding)     $  3,604.93   $  3,784.81
                                                       ===========   ===========

                       See notes to financial statements

                             Integrated ARROs Fund I
                            Statements of Operations


                                                         Year Ended December 31,
                                                         -----------------------
                                                            2002         2001
                                                         ----------   ----------
Investment Income:

Interest and discount earned, net of fund expenses       $1,122,307   $2,162,266
                                                         ==========   ==========


                       See notes to financial statements

                             Integrated ARROs Fund I
                       Statements of Changes in Net Assets


                                                            Year Ended December 31,
                                                         ------------------------------
                                                             2002              2001
                                                         ------------      ------------
(Decrease) Increase in net assets from operations:


Net investment income                                    $  1,122,307      $  2,162,266
                                                         ------------      ------------
Net increase in net assets resulting from operations        1,122,307         2,162,266

Total declared as distributions to Unit Holders            (1,620,768)       (1,325,333)
                                                         ------------      ------------
Net (decrease) increase in net assets                        (498,461)          836,933

Net assets:

Beginning of period                                        10,487,712         9,650,779
                                                         ------------      ------------
End of period                                            $  9,989,251      $ 10,487,712
                                                         ============      ============

                        See note to financial statements

                             Integrated ARROs Fund I
                          Notes to Financial Statements

1.   ORGANIZATION

     Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

     The Fund was formed in April 1987 for the purpose of realizing appreciation in value and deferring the receipt of income through investments in a portfolio consisting of seven contract rights for the payment of money (the "Payment Obligations"). The Payment Obligations were sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated Resources, Inc. ("Integrated"). The Payment Obligations were originally entered into by seven privately offered, single purpose limited partnerships (the "Partnership(s)") previously sponsored by Integrated that had acquired and net leased commercial real estate. Pursuant to the Consummation of Integrated's Plan of Reorganization ("the Plan"), on November 3, 1994, the Sponsor is a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") (See Footnote 3). All capitalized terms, herein not defined, have the same meaning as defined in the Trust Indenture.


2.   SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation

     The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

     Federal Income Taxes

     The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

     Cash and Cash Equivalents

     Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

     Use  of Estimates

     The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income. Actual results could differ from these estimates.



3.   THE SPONSOR

     IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is ultimately controlled by NorthStar Capital Investment Corp.

     Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company, LLC ("NorthStar Presidio"), an affiliate of NorthStar Capital, provided administrative services to Presidio through October 25, 1999. Thereafter, administrative services were provided to Presidio by AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party. NorthStar Presidio and AP-PCC in turn provided services to the Fund. The board of directors of Presidio is authorized to designate the officers and directors of the Sponsor, whose names, titles, principal occupations during the past five years and the date they began office is set forth in Note 5, Commitments and Contingencies.

4.   THE PAYMENT OBLIGATIONS

     The seven Payment Obligations acquired by the Fund were issued from 1981 to 1982 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered.

     Payments on the seven Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms"), ranging from 20 to 25 years, of the respective net leases. Interest at simple interest rates ranging from 13% to 18.5% accrues on the principal amount for each Payment Obligation. Payments on the Payment Obligations were scheduled to commence approximately 15 years after commencement of the Primary Terms of each net lease.

     If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made in a timely manner. If a sale is made, the balance of the principal and accrued interest thereon may be declared by the Fund, at its discretion, to be immediately due and payable. Upon the disposition by a

     Partnership of its entire interest in the property (or properties), the Partnership shall be obligated to pay the Fund (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. The Fund does not have the right to accelerate the payment of any Payment Obligation in the event that a Partnership does not sell its property at the end of the Primary Term, so long as the Partnership remains current on its payments under the Payment Obligation. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.



5.   COMMITMENTS AND CONTINGENCIES

     The Trust Indenture provides that the Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

     The Trust Indenture provides that the above obligations of the Sponsor were to be funded through the retention of a portion of the proceeds from the sale of the Units. However, the Sponsor did not segregate from the general assets of its then parent, Integrated, a portion of the sale proceeds for this purpose. Integrated filed for bankruptcy on February 13, 1990 under Chapter 11 of the United States Bankruptcy code. While Integrated's bankruptcy did not directly affect the Fund, and had no effect on the portfolio of the Fund, the bankruptcy did affect the Sponsor, which had no source of revenues other than Integrated. The Sponsor therefore filed a claim in Integrated's bankruptcy proceedings for the amounts necessary to fund the Sponsor's obligations to the Fund and to Integrated ARROs Fund II ("Fund II"), an affiliate. As Integrated's liabilities far exceeded its assets, and the Sponsor's claim was that of an unsecured general creditor, it was unlikely that amounts eventually paid on the Sponsor's claim would be sufficient to fund the Sponsor's obligations. However, in 1994, in full settlement of the Sponsor's claim, Integrated paid the Sponsor $450,000. The Sponsor projected at that time (based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs) that this amount would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund II, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of December 31, 1997, approximately $61,000 remained of the original Settlement Fund. However, the Settlement Fund was fully depleted during the first half of 1998. The Trustee may establish a reserve fund, set aside out of the proceeds of the Payment Obligations, to pay future expenses of administering the Fund. Consequently, the Trustee paid $51,217 and $37,441 in such expenses from the proceeds of Payment Obligations received by the Fund in 2002 and 2001, respectively.

     Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o Winthrop Management, LLC, 7 Bulfinch Place, Suite 500, P.O. Box 9507, Boston, Massachusetts 02114-9507.


     NAME                   POSITION WITH SPONSOR      DIRECTOR/OFFICER SINCE       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
     ----                   ---------------------      ----------------------       -----------------------------------------

     Richard J. McCready    Director, Vice President        2002                    Mr.McCready joined NorthStar Capital in
                             and Treasurer                                          1998.   From  1990  until  1998  he  was
                                                                                    President, Chief Operating Officer and a
                                                                                    director of First Winthrop  Corporation.
                                                                                    Previous  to  joining   First   Winthrop
                                                                                    Corporation  in  1990,  he  was  in  the
                                                                                    Corporate and Real Estate  Finance group
                                                                                    at the law firm of Mintz,  Levin,  Cohn,
                                                                                    Ferris, Glovsky and Popeo, P.C.
     David King             Director and President        November 1997
                            Secretary                     November 2000             Mr. King joined NorthStar Capital   in
                                                                                    November  1997.  From  1990 to 1997  Mr.
                                                                                    King was associated  with Olympia & York
                                                                                    Companies   (USA)   where  he  held  the
                                                                                    position  of Senior  Vice  President  of
                                                                                    Finance.   Prior  to  that  Mr.King  was
                                                                                    employed  with Bankers Trust in its real
                                                                                    estate finance group.

     Steven Kauff           Director and Vice President    July 1999

                                                                                    Mr. Kauff  joined  NorthStar Capital in
                                                                                    July 1999.  From  1996 to 1999 Mr  Kauff
                                                                                    was a  Manager in  the  Real Estate and
                                                                                    Hospitality  Services  Group  of  Arthur
                                                                                    Andersen  LLP . Prior to joining  Arthur
                                                                                    Andersen  LLP,  Mr. Kauff was with Price
                                                                                    Waterhouse   LLP  in  the  Real   Estate
                                                                                    Industry Services Group.


6.   DISTRIBUTION PAYABLE

     The Trustee declared a $425,668 ($153.62 per unit) distribution payable to unitholders of record as of December 31, 2002. Such distribution was paid on January 15, 2003.

7.   SIGNIFICANT TRANSACTIONS

     In May 1996, the tenant of the Huntsville, Texas property, one of five properties owned by Elway Associates, exercised the economic discontinuance clause contained in its lease. This clause generally allows the tenant to purchase the property for a predetermined amount set forth in the lease upon declaring that continued use and occupancy of the property was economically unsuitable. As a result, Elway Associates wire transferred sale proceeds of $1,149,699 to the Fund's Trustee in partial satisfaction of the Elway payment obligation. The amount received in this case was substantially in excess of the portion of the Minimum Termination Amount allocable to the Huntsville, Texas property. While the Trust Indenture provides for the acceptance of involuntary sale (such as in an economic discontinuance) proceeds in prepayment of a payment obligation in which the underlying partnership has a single property (lease), it does not specifically provide for acceptance of involuntary sale proceeds in partial prepayment of a payment obligation where the underlying partnership has more than one property (lease) comprising the payment obligation, as is the case here. The Sponsor believes that the original intent of the Trust Indenture was to allow for such partial prepayment. However, the Trustee that received the Elway sale proceeds did not agree to allow the Elway payment in partial satisfaction of the associated payment obligation and placed the Elway sale proceeds in an interest-bearing account separate from that of the Fund, pending resolution of this issue. The Elway primary and renewal term payments were reduced on a pro-rata basis to reflect the involuntary sale of the Huntsville, Texas property.

     Effective March 29, 1998, the Sponsor arranged for the replacement of the Trustee for both Fund II and the Fund with a new trustee (the "Successor Trustee") which had a broader interpretation of the Trust Indenture with regard to partial prepayments received from a multi-property partnership. On April 1, 1998, a supplemental agreement to the original Trust Indenture was entered into between the Successor Trustee for the Fund, the Sponsor of the Fund, and the Partnerships (including Elway) that have Payment Obligations to the Fund. Such agreement allows for, among other things, the partial prepayment of a multi-property Partnership's Payment Obligation in the event of an involuntary sale of one of its properties. As a result of such agreement, the payment of $1,149,699 made by Elway Associates in May of 1996 in connection with an involuntary sale was accepted by the Successor Trustee as a partial prepayment of Elway's Payment Obligation and was subsequently distributed, together with interest earned since its receipt of $103,526, on June 5, 1998.

     The payment made by Elway was insufficient to cover that portion of Elway's Payment Obligation allocable to the Huntsville Property. In accordance with the terms of the Supplemental Agreement, such shortfall, amounting to $381,150 (including accrued interest), was repaid during 1998 from cash flow generated by Elway after the payment of the reduced payments to the Fund and was included in subsequent distributions made for 1998.

8.   IMPAIRMENT OF SECURITY

     The carrying value of the Partnership's portfolio investment in Denville Associates, LP has been reduced to its estimated fair market value as of December 31, 2002 due to a decline in the credit rating of the lessee.



                      Integrated ARROs Fund I
 Schedule of Selected Per Unit Operating Performance, Ratios and Supplemental Data

                                                                     YEAR ENDED DECEMBER 31,
                                               -------------------------------------------------------------------

                                                  2002           2001          2000         1999          1998
                                               -----------   ------------   ----------   -----------   -----------

Per Unit Operating Performance
------------------------------

Net asset value, beginning of period           $  3,784.81   $   3,482.78   $ 3,727.45   $  3,754.79   $  4,159.59

Net investment income                               405.02         780.32       293.36        509.65        634.59

Distributions                                      (584.90)       (478.29)     (538.03)      (536.99)    (1,039.39)
                                               -----------   ------------   ----------   -----------   -----------

Net asset value, end of period                 $  3,604.93   $   3,784.81   $ 3,482.78   $  3,727.45   $  3,754.79
                                               ===========   ============   ==========   ===========   ===========

Total investment return                        $    405.02   $     780.32   $   293.36   $    509.65   $    634.59
                                               ===========   ============   ==========   ===========   ===========

Ratios/Supplemental Data
------------------------

Net assets, end of period                      $ 9,989,251   $ 10,487,712   $9,650,779   $10,328,758   $10,404,532

Ratio of expenses to average net assets               0.50%          0.37%        0.34%         0.32%         0.13%

Ratio of net investment income to average
net assets                                           10.96%         21.47%        8.14%        13.62%        16.04%

Portfolio turnover rate                              N/A            N/A           N/A           N/A          N/A




                             Integrated ARROs Fund I
                        Schedule of Portfolio Investments
                                December 31, 2002



Partnership/
Date Payment                                               Original    Simple
Obligation                 Property          Type of       Principal   Interest   Accrued
Incurred      Lessee       Location(s)       Property      Amount      Rate       Interest
-----------------------------------------------------------------------------------------------

Walando       Walgreen     Orlando, FL       Office/       $820,000    13.0%     $1,373,240
03/18/81      Company                        Warehouse
                                             Building


Santex (2)    Albertson's  Venice, FL        Retail         570,000    17.0%      1,070,553
07/01/81        Inc.       Livermore, CA     Facilities


Lando         Albertson's  Portland, OR      Retail         783,451    16.0%      1,968,937
10/21/81       Inc.        Orlando, FL       Facilities
(amended                   Huntsville, AL
04/15/82)


Denville      Xerox        Lewisville, TX    Plant          963,048    15.0%      2,400,732
12/22/81      Corporation                    Facility
(amended
01/27/84)


Elway         Safeway      Billings, MT      Retail         1,429,042  18.5%      4,020,545
03/18/82      Stores,Inc.  Fort Worth, TX    Facilities          (5)
                           Aurora, CO
                           Mamoth Lakes, CA


Walstaff      Walgreen     Flagstaff, AZ     Warehouse/     1,159,762  16.0%      2,434,841
04/15/82      Arizona                        Distribution
(amended      Drug Co.                       Building
06/17/82)      (3)


Walcreek      Hercules     Walnut Creek,     Office         1,306,709  18.5%      2,676,517
08/01/82      Credit Inc.  CA                Building
(amended       (4)
06/29/83,
12/3/84)
                                                           ----------           -----------
                                                           $7,032,012           $15,945,365
                                                           ==========           ===========



                 Discount To
               Arrive at Lower                     Lower of
                of Fair Market                    Fair Market
Partnership/       Value                             Value
Date Payment    or Minimum         Periodic       or Minimum
Obligation       Termination    Payment During    Termination
Incurred           Amount       Primary Term (1)     Amount
------------------------------------------------------------------

Walando        $1,202,631       5/1/96-4/1/06     $  990,609
03/18/81                          $11,883/mo



Santex (2)        736,484       9/1/96-8/1/06        904,069
07/01/81                          $13,342/mo


Lando           1,714,504       7/1/97-1/1/07      1,037,884
10/21/81                          $62,656/semi
(amended
04/15/82)


Denville        2,628,663       8/1/98-7/1/08        735,117
12/22/81                          $12,038/mo
(amended
01/27/84)


Elway           3,259,792       7/1/97-6/1/07      2,189,795
03/18/82                          $22,027/mo(5)         (5)




Walstaff        1,702,097      12/1/98-6/1/03      1,892,506
04/15/82                          $156,738/semi
(amended
06/17/82)


Walcreek        1,743,955       10/1/97-9/1/07     2,239,271
08/01/82                          $30,155/mo
(amended
06/29/83,
12/3/84)
               ---------------                    -----------
                 $12,988,126                      $9,989,251
               ===============                    ===========


(1)  Primary Term of the applicable net lease.
(2)  Two Payment Obligations, one for each property, treated as one.
(3)  Guaranteed by Walgreen Company.
(4)  Guaranteed by Hercules Incorporated.
(5) As adjusted, due to the exercise of economic discontinuance in the Huntsville, Texas lease

                             INTEGRATED ARROS FUND I
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                    JANUARY 1, 2002 THROUGH DECEMBER 31, 2002

             ACCRUED                ACCRUED                ACCRUED                ACCRUED
   DATE      INTEREST     DATE      INTEREST     DATE      INTEREST     DATE      INTEREST
----------  ----------  ---------  ----------  ---------  ----------  ---------- ----------
 01-Jan-02  16,143,597  23-Feb-02  16,223,315  17-Apr-02  16,213,587  09-Jun-02  16,203,860
 02-Jan-02  16,146,789  24-Feb-02  16,226,506  18-Apr-02  16,216,779  10-Jun-02  16,207,051
 03-Jan-02  16,149,981  25-Feb-02  16,229,698  19-Apr-02  16,219,971  11-Jun-02  16,210,243
 04-Jan-02  16,153,172  26-Feb-02  16,232,890  20-Apr-02  16,223,162  12-Jun-02  16,213,435
 05-Jan-02  16,156,364  27-Feb-02  16,236,082  21-Apr-02  16,226,354  13-Jun-02  16,216,627
 06-Jan-02  16,159,556  28-Feb-02  16,239,273  22-Apr-02  16,229,546  14-Jun-02  16,219,818
 07-Jan-02  16,162,748  01-Mar-02  16,153,020  23-Apr-02  16,232,738  15-Jun-02  16,223,010
 08-Jan-02  16,165,939  02-Mar-02  16,156,212  24-Apr-02  16,235,929  16-Jun-02  16,226,202
 09-Jan-02  16,169,131  03-Mar-02  16,159,404  25-Apr-02  16,239,121  17-Jun-02  16,229,393
 10-Jan-02  16,172,323  04-Mar-02  16,162,595  26-Apr-02  16,242,313  18-Jun-02  16,232,585
 11-Jan-02  16,175,515  05-Mar-02  16,165,787  27-Apr-02  16,245,505  19-Jun-02  16,235,777
 12-Jan-02  16,178,706  06-Mar-02  16,168,979  28-Apr-02  16,248,696  20-Jun-02  16,238,969
 13-Jan-02  16,181,898  07-Mar-02  16,172,171  29-Apr-02  16,251,888  21-Jun-02  16,242,160
 14-Jan-02  16,185,090  08-Mar-02  16,175,362  30-Apr-02  16,255,080  22-Jun-02  16,245,352
 15-Jan-02  16,188,282  09-Mar-02  16,178,554  01-May-02  16,168,827  23-Jun-02  16,248,544
 16-Jan-02  16,191,473  10-Mar-02  16,181,746  02-May-02  16,172,018  24-Jun-02  16,251,736
 17-Jan-02  16,194,665  11-Mar-02  16,184,938  03-May-02  16,175,210  25-Jun-02  16,254,927
 18-Jan-02  16,197,857  12-Mar-02  16,188,129  04-May-02  16,178,402  26-Jun-02  16,258,119
 19-Jan-02  16,201,049  13-Mar-02  16,191,321  05-May-02  16,181,593  27-Jun-02  16,261,311
 20-Jan-02  16,204,240  14-Mar-02  16,194,513  06-May-02  16,184,785  28-Jun-02  16,264,503
 21-Jan-02  16,207,432  15-Mar-02  16,197,705  07-May-02  16,187,977  29-Jun-02  16,267,694
 22-Jan-02  16,210,624  16-Mar-02  16,200,896  08-May-02  16,191,169  30-Jun-02  16,270,886
 23-Jan-02  16,213,816  17-Mar-02  16,204,088  09-May-02  16,194,360  01-Jul-02  16,184,633
 24-Jan-02  16,217,007  18-Mar-02  16,207,280  10-May-02  16,197,552  02-Jul-02  16,187,825
 25-Jan-02  16,220,199  19-Mar-02  16,210,472  11-May-02  16,200,744  03-Jul-02  16,191,016
 26-Jan-02  16,223,391  20-Mar-02  16,213,663  12-May-02  16,203,936  04-Jul-02  16,194,208
 27-Jan-02  16,226,583  21-Mar-02  16,216,855  13-May-02  16,207,127  05-Jul-02  16,197,400
 28-Jan-02  16,229,774  22-Mar-02  16,220,047  14-May-02  16,210,319  06-Jul-02  16,200,592
 29-Jan-02  16,232,966  23-Mar-02  16,223,238  15-May-02  16,213,511  07-Jul-02  16,203,783
 30-Jan-02  16,236,158  24-Mar-02  16,226,430  16-May-02  16,216,703  08-Jul-02  16,206,975
 31-Jan-02  16,239,350  25-Mar-02  16,229,622  17-May-02  16,219,894  09-Jul-02  16,210,167
 01-Feb-02  16,153,096  26-Mar-02  16,232,814  18-May-02  16,223,086  10-Jul-02  16,213,359
 02-Feb-02  16,156,288  27-Mar-02  16,236,005  19-May-02  16,226,278  11-Jul-02  16,216,550
 03-Feb-02  16,159,480  28-Mar-02  16,239,197  20-May-02  16,229,470  12-Jul-02  16,219,742
 04-Feb-02  16,162,672  29-Mar-02  16,242,389  21-May-02  16,232,661  13-Jul-02  16,222,934
 05-Feb-02  16,165,863  30-Mar-02  16,245,581  22-May-02  16,235,853  14-Jul-02  16,226,126
 06-Feb-02  16,169,055  31-Mar-02  16,248,772  23-May-02  16,239,045  15-Jul-02  16,229,317
 07-Feb-02  16,172,247  01-Apr-02  16,162,519  24-May-02  16,242,237  16-Jul-02  16,232,509
 08-Feb-02  16,175,438  02-Apr-02  16,165,711  25-May-02  16,245,428  17-Jul-02  16,235,701
 09-Feb-02  16,178,630  03-Apr-02  16,168,903  26-May-02  16,248,620  18-Jul-02  16,238,893
 10-Feb-02  16,181,822  04-Apr-02  16,172,094  27-May-02  16,251,812  19-Jul-02  16,242,084
 11-Feb-02  16,185,014  05-Apr-02  16,175,286  28-May-02  16,255,004  20-Jul-02  16,245,276
 12-Feb-02  16,188,205  06-Apr-02  16,178,478  29-May-02  16,258,195  21-Jul-02  16,248,468
 13-Feb-02  16,191,397  07-Apr-02  16,181,670  30-May-02  16,261,387  22-Jul-02  16,251,660
 14-Feb-02  16,194,589  08-Apr-02  16,184,861  31-May-02  16,264,579  23-Jul-02  16,254,851
 15-Feb-02  16,197,781  09-Apr-02  16,188,053  01-Jun-02  16,178,326  24-Jul-02  16,258,043
 16-Feb-02  16,200,972  10-Apr-02  16,191,245  02-Jun-02  16,181,517  25-Jul-02  16,261,235
 17-Feb-02  16,204,164  11-Apr-02  16,194,437  03-Jun-02  16,184,709  26-Jul-02  16,264,427
 18-Feb-02  16,207,356  12-Apr-02  16,197,628  04-Jun-02  16,187,901  27-Jul-02  16,267,618
 19-Feb-02  16,210,548  13-Apr-02  16,200,820  05-Jun-02  16,191,093  28-Jul-02  16,270,810
 20-Feb-02  16,213,739  14-Apr-02  16,204,012  06-Jun-02  16,194,284  29-Jul-02  16,274,002
 21-Feb-02  16,216,931  15-Apr-02  16,207,204  07-Jun-02  16,197,476  30-Jul-02  16,277,193
 22-Feb-02  16,220,123  16-Apr-02  16,210,395  08-Jun-02  16,200,668  31-Jul-02  16,280,385



              ACCRUED                   ACCRUED                   ACCRUED
   DATE       INTEREST       DATE       INTEREST      DATE        INTEREST
 ---------   ----------    ---------   ----------    ---------   ----------
 01-Aug-02   16,194,132    23-Sep-02   16,273,849    15-Nov-02   16,044,728
 02-Aug-02   16,197,324    24-Sep-02   16,277,041    16-Nov-02   16,047,920
 03-Aug-02   16,200,515    25-Sep-02   16,280,233    17-Nov-02   16,051,111
 04-Aug-02   16,203,707    26-Sep-02   16,283,425    18-Nov-02   16,054,303
 05-Aug-02   16,206,899    27-Sep-02   16,286,616    19-Nov-02   16,057,495
 06-Aug-02   16,210,091    28-Sep-02   16,289,808    20-Nov-02   16,060,687
 07-Aug-02   16,213,282    29-Sep-02   16,293,000    21-Nov-02   16,063,878
 08-Aug-02   16,216,474    30-Sep-02   16,296,192    22-Nov-02   16,067,070
 09-Aug-02   16,219,666    01-Oct-02   15,990,544    23-Nov-02   16,070,262
 10-Aug-02   16,222,858    02-Oct-02   15,993,736    24-Nov-02   16,073,454
 11-Aug-02   16,226,049    03-Oct-02   15,996,928    25-Nov-02   16,076,645
 12-Aug-02   16,229,241    04-Oct-02   16,000,120    26-Nov-02   16,079,837
 13-Aug-02   16,232,433    05-Oct-02   16,003,311    27-Nov-02   16,083,029
 14-Aug-02   16,235,625    06-Oct-02   16,006,503    28-Nov-02   16,086,221
 15-Aug-02   16,238,816    07-Oct-02   16,009,695    29-Nov-02   16,089,412
 16-Aug-02   16,242,008    08-Oct-02   16,012,887    30-Nov-02   16,092,604
 17-Aug-02   16,245,200    09-Oct-02   16,016,078    01-Dec-02   15,849,613
 18-Aug-02   16,248,392    10-Oct-02   16,019,270    02-Dec-02   15,852,805
 19-Aug-02   16,251,583    11-Oct-02   16,022,462    03-Dec-02   15,855,996
 20-Aug-02   16,254,775    12-Oct-02   16,025,654    04-Dec-02   15,859,188
 21-Aug-02   16,257,967    13-Oct-02   16,028,845    05-Dec-02   15,862,380
 22-Aug-02   16,261,159    14-Oct-02   16,032,037    06-Dec-02   15,865,572
 23-Aug-02   16,264,350    15-Oct-02   16,035,229    07-Dec-02   15,868,763
 24-Aug-02   16,267,542    16-Oct-02   16,038,421    08-Dec-02   15,871,955
 25-Aug-02   16,270,734    17-Oct-02   16,041,612    09-Dec-02   15,875,147
 26-Aug-02   16,273,926    18-Oct-02   16,044,804    10-Dec-02   15,878,338
 27-Aug-02   16,277,117    19-Oct-02   16,047,996    11-Dec-02   15,881,530
 28-Aug-02   16,280,309    20-Oct-02   16,051,188    12-Dec-02   15,884,722
 29-Aug-02   16,283,501    21-Oct-02   16,054,379    13-Dec-02   15,887,914
 30-Aug-02   16,286,693    22-Oct-02   16,057,571    14-Dec-02   15,891,105
 31-Aug-02   16,289,884    23-Oct-02   16,060,763    15-Dec-02   15,894,297
 01-Sep-02   16,203,631    24-Oct-02   16,063,955    16-Dec-02   15,897,489
 02-Sep-02   16,206,823    25-Oct-02   16,067,146    17-Dec-02   15,900,681
 03-Sep-02   16,210,015    26-Oct-02   16,070,338    18-Dec-02   15,903,872
 04-Sep-02   16,213,206    27-Oct-02   16,073,530    19-Dec-02   15,907,064
 05-Sep-02   16,216,398    28-Oct-02   16,076,721    20-Dec-02   15,910,256
 06-Sep-02   16,219,590    29-Oct-02   16,079,913    21-Dec-02   15,913,448
 07-Sep-02   16,222,782    30-Oct-02   16,083,105    22-Dec-02   15,916,639
 08-Sep-02   16,225,973    31-Oct-02   16,086,297    23-Dec-02   15,919,831
 09-Sep-02   16,229,165    01-Nov-02   16,000,043    24-Dec-02   15,923,023
 10-Sep-02   16,232,357    02-Nov-02   16,003,235    25-Dec-02   15,926,215
 11-Sep-02   16,235,549    03-Nov-02   16,006,427    26-Dec-02   15,929,406
 12-Sep-02   16,238,740    04-Nov-02   16,009,619    27-Dec-02   15,932,598
 13-Sep-02   16,241,932    05-Nov-02   16,012,810    28-Dec-02   15,935,790
 14-Sep-02   16,245,124    06-Nov-02   16,016,002    29-Dec-02   15,938,982
 15-Sep-02   16,248,315    07-Nov-02   16,019,194    30-Dec-02   15,942,173
 16-Sep-02   16,251,507    08-Nov-02   16,022,386    31-Dec-02   15,945,365
 17-Sep-02   16,254,699    09-Nov-02   16,025,577
 18-Sep-02   16,257,891    10-Nov-02   16,028,769
 19-Sep-02   16,261,082    11-Nov-02   16,031,961
 20-Sep-02   16,264,274    12-Nov-02   16,035,153
 21-Sep-02   16,267,466    13-Nov-02   16,038,344
 22-Sep-02   16,270,658    14-Nov-02   16,041,536
